Revenue Recognition	12 Months Ended
Dec. 31, 2022
Revenue Recognition
Revenue Recognition

NOTE D. REVENUE RECOGNITION

Disaggregation of Revenue

The following tables provide details of revenue by major products/service offerings, hybrid cloud revenue, and revenue by geography.

Revenue by Major Products/Service Offerings

($ in millions)
For the year ended December 31:	2022	2021		2020
Hybrid Platform & Solutions	$17,866	$17,036	*	$15,518	*
Transaction Processing	7,171	6,390		6,606
Total Software	$25,037	$23,426	*	$22,124	*
Business Transformation	$8,834	$8,284		$7,193
Application Operations	6,508	6,095		5,931
Technology Consulting	3,765	3,466		3,133
Total Consulting	$19,107	$17,844		$16,257
Hybrid Infrastructure	$9,451	$8,167		$8,415
Infrastructure Support	5,837	6,021		6,118
Total Infrastructure	$15,288	$14,188		$14,533
Financing**	$645	$774		$975
Other	$453	$1,119	*	$1,291	*
Total Revenue	$60,530	$57,350		$55,179

*	Recast to reflect segment change.
**	Contains lease and loan financing arrangements which are not subject to the guidance on revenue from contracts with customers.

Hybrid Cloud Revenue by Segment

($ in millions)
For the year ended December 31:	2022	2021		2020
Software	$9,321	$8,386	*	$6,517	*
Consulting	9,019	7,852		5,861
Infrastructure	3,895	3,645		4,039
Other	142	328	*	422	*
Total	$22,377	$20,210		$16,838

* Recast to reflect segment change.

Revenue by Geography

($ in millions)
For the year ended December 31:	2022	2021	2020
Americas	$31,057	$28,299	$27,119
Europe/Middle East/Africa	17,950	17,447	16,767
Asia Pacific	11,522	11,604	11,293
Total	$60,530	$57,350	$55,179

Remaining Performance Obligations

The remaining performance obligation (RPO) disclosure provides the aggregate amount of the transaction price yet to be recognized as of the end of the reporting period and an explanation as to when the company expects to recognize these amounts in revenue. It is intended to be a statement of overall work under contract that has not yet been performed and does not include contracts in which the customer is not committed, such as certain as-a-Service, governmental, term software license and services offerings. The customer is not considered committed when they are able to terminate for convenience without payment of a substantive penalty. The disclosure includes estimates of variable consideration, except when the variable consideration is a sales-based or usage-based royalty promised in exchange for a license of intellectual property. Additionally, as a practical expedient, the company does not include contracts that have an original duration of one year or less. RPO estimates are subject to change and are affected by several factors, including terminations, changes in the scope of contracts, periodic revalidations, adjustment for revenue that has not materialized and adjustments for currency.

At December 31, 2022, the aggregate amount of the transaction price allocated to RPO related to customer contracts that are unsatisfied or partially unsatisfied was $59 billion. Approximately 72 percent of the amount is expected to be recognized as revenue in the subsequent two years, approximately 26 percent in the subsequent three to five years and the balance thereafter.

Revenue Recognized for Performance Obligations Satisfied (or Partially Satisfied) in Prior Periods

For the year ended December 31, 2022, revenue was reduced by $55 million for performance obligations satisfied or partially satisfied in previous periods mainly due to changes in estimates on contracts with cost-to-cost measures of progress. Refer to note A, “Significant Accounting Policies,” for additional information on these contracts and estimates of costs to complete.

Reconciliation of Contract Balances

The following table provides information about notes and accounts receivable—trade, contract assets and deferred income balances.

($ in millions)
At December 31:	2022	2021
Notes and accounts receivable — trade (net of allowances of $233 in 2022 and $218 in 2021)	$6,541	$6,754
Contract assets*	464	471
Deferred income (current)	12,032	12,518
Deferred income (noncurrent)	3,499	3,577

* Included within prepaid expenses and other current assets in the Consolidated Balance Sheet.

The amount of revenue recognized during the year ended December 31, 2022 that was included within the deferred income balance at December 31, 2021 was $10.2 billion and primarily related to services and software.

The following table provides roll forwards of the notes and accounts receivable—trade allowance for expected credit losses for the years ended December 31, 2022 and 2021.

($ in millions)
January 1, 2022	Additions/(Releases)	Write-offs	Foreign currency and Other	December 31, 2022
$218	$59	$(31)	$(14)	$233

January 1, 2021	Additions/(Releases)	Write-offs	Foreign currency and Other	December 31, 2021
$260	$(15)	$(28)	$1	$218

The contract assets allowance for expected credit losses was not material in the years ended December 31, 2022 and 2021.

Deferred Costs

($ in millions)
At December 31:	2022	2021
Capitalized costs to obtain a contract	$563	$476
Deferred costs to fulfill a contract
Deferred setup costs	456	546
Other deferred fulfillment costs	814	1,000
Total deferred costs*	$1,833	$2,022

* Of the total deferred costs, $967 million was current and $866 million was noncurrent at December 31, 2022 and $1,097 million was current and $924 million was noncurrent at December 31, 2021.

The amount of total deferred costs amortized during the year ended December 31, 2022 was $1,609 million and there were no material impairment losses incurred. Refer to note A, “Significant Accounting Policies,” for additional information on deferred costs to fulfill a contract and capitalized costs of obtaining a contract.